SCHEDULE OF KEY ASSUMPTIONS INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Discount rate	13.90%
Name of entity	Landmark Medical Centre Sdn Bhd
Principal activities	Operations of private specialist hospital
Country of business / incorporation	Malaysia
Group's effective equity interest held rate	20.00%	20.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Revenue growth rate	2.38%
Top of range [member]
IfrsStatementLineItems [Line Items]
Revenue growth rate	3.05%